Advances to Contractor (Details) - Schedule of Advances to Contractor - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Advances to Contractor [Abstract]
Advances to contractor	$ 15,210,262	$ 15,223,215
Write-off (Note 8)	(15,006,262)
Total advances to contractor	$ 204,000	$ 15,223,215